Equity (Details) - Schedule of restricted stock unit activities - RSU [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Equity (Details) - Schedule of restricted stock unit activities [Line Items]
Amount of options, Unvested | shares
Weighted Average Grant-Date Fair Value, Unvested | $ / shares
Amount of options, Granted | shares	238,005
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 24.45
Amount of options, Unvested | shares	238,005
Weighted Average Grant-Date Fair Value, Unvested | $ / shares	$ 24.45